Overview	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Overview

1. Overview

BigCommerce is leading a new era of ecommerce. Our software-as-a-service (“SaaS”) platform simplifies the creation of beautiful, engaging online stores by delivering a unique combination of ease-of-use, enterprise functionality, and flexibility. We power both our customers’ branded ecommerce stores and their cross-channel connections to popular online marketplaces, social networks, and offline point-of-sale systems.

We provide a comprehensive platform for launching and scaling an ecommerce operation, including store design, catalog management, hosting, checkout, order management, reporting, and pre-integration into third-party services like payments, shipping, and accounting. All our stores run on a single code base and share a global, multi-tenant architecture purpose built for security, high performance, and innovation. Our platform serves stores in a wide variety of sizes, product categories, and purchase types, including business-to-consumer and business-to-business.

Our headquarters and principal place of business are in Austin, Texas.

We were formed in Australia in December 2003 under the name Interspire Pty Ltd and reorganized into a corporation in Delaware under the name BigCommerce Holdings, Inc. in February 2013.

References in these consolidated financial statements to “we,” “us,” “our,” the “Company,” or “BigCommerce” refer to BigCommerce Holdings, Inc. and its subsidiaries, unless otherwise stated.

Stock Split and Initial Public Offering

On July 24, 2020, we filed with the Secretary of State of the State of Delaware an amendment to our certificate of incorporation that effected a one-for-three reverse stock split of our common stock. All common stock share and per share information for all periods presented has been adjusted to reflect the reverse stock split. The amendment to our certificate of incorporation adjusted the amount of our authorized shares to: 205,000,000 shares of Series 1 common stock, 45,000,000 shares of Series 2 common stock, and 109,030,573 shares of preferred stock. The common stock has a par value of $0.0001 per share. On July 24, 2020, concurrently with the effectiveness of the reverse stock split, the conversion prices applicable to our preferred stock were adjusted proportionately in accordance with our certificate of incorporation. The Series 1 common stock and Series 2 common stock numbers referenced herein and included in this Form 10-Q reflect this split.

On August 4, 2020, we completed our initial public offering (IPO), in which we issued and sold 7,877,500 shares of our Series 1 common stock, including 1,027,500 shares of Series 1 common stock that were sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares of Series 1 common stock at $24.00 per share. The IPO resulted in net proceeds of $171.1 million after deducting underwriting discounts, commissions and other offering costs. Existing stockholders sold an additional 2,495,000 shares of Series 1 common stock, including 325,435 shares of Series 1 common stock that were sold pursuant to the exercise in full of the underwriters’ option to purchase additional shares of Series 1 common stock at $24.00 per share. We did not receive any proceeds from the sale of shares by the selling stockholders in the IPO.

1. Overview

BigCommerce is leading a new era of ecommerce. Our software-as-a-service (“SaaS”) platform simplifies the creation of beautiful, engaging online stores by delivering a unique combination of ease-of-use, enterprise functionality, and flexibility. We power both our customers’ branded ecommerce stores and their cross-channel connections to popular online marketplaces, social networks, and offline point-of-sale systems.

We provide a comprehensive platform for launching and scaling an ecommerce operation, including store design, catalog management, hosting, checkout, order management, reporting, and pre-integration into third-party services like payments, shipping, and accounting. All our stores run on a single code base and share a global, multi-tenant architecture purpose built for security, high performance, and innovation. Our platform serves stores in a wide variety of sizes, product categories, and purchase types, including business-to-consumer and business-to-business.

Our headquarters and principal place of business are in Austin, Texas.

We were formed in Australia in December 2003 under the name Interspire Pty Ltd and reorganized into a corporation in Delaware under the name BigCommerce Holdings, Inc. in February 2013.

References in these consolidated financial statements to “we,” “us,” “our,” the “Company,” or “BigCommerce” refer to BigCommerce Holdings, Inc. and its subsidiaries, unless otherwise stated.

In our audited financial statements for the year ended December 31, 2018, we previously reported having substantial doubt as to our ability to continue as a going concern. Subsequent to December 31, 2019, we amended our loan agreement to add a convertible term loan of $35.0 million. With this additional financing we alleviated our substantial doubt to continue as a going concern. Based upon our current operating plan, we believe we have sufficient resources to fund operations through at least the second quarter of 2021.